GENERAL DESCRIPTION AND OPERATION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Description of Plan [Line Items]
GENERAL DESCRIPTION AND OPERATION OF THE PLAN	GENERAL DESCRIPTION AND OPERATION OF THE PLAN
Inception
The Plan is a defined contribution plan, which became effective April 1, 2007, and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Eligibility
Salaried and hourly employees who work at a retail store location and are not covered by a collective bargaining agreement (except for the employees covered by Commercial Tire and Service Centers bargaining agreements) are eligible to make employee contributions to the Plan after completing 90 days of continuous service with the Company and provided they are not leased employees.

Vesting
Employee contributions are fully vested. Employer contributions vest after the participant has completed two years of continuous service with the Company.

Contributions
Eligible employees may elect to contribute from 1% to 50% of earnings, including wages, certain bonuses, commissions, overtime and vacation pay into the Plan, subject to certain limitations under the Internal Revenue Code (“IRC”). In addition, the Plan permits catch-up contributions by participants who have attained age 50 by December 31 of each year. Participants are automatically enrolled to make employee contributions at 3% of eligible compensation. Participating employees may elect to have their contributions invested in any of the funds available for investment under the Plan. The Company calculates and deducts employee contributions from earnings each pay period based on the percent elected by the employee or the automatic enrollment amount as applicable.

Employees may change their contribution percent, including suspending contributions, at any time. The change will become effective as soon as administratively possible after it is submitted.

The Plan has been established under Section 401 of the IRC. Therefore, employee (except for Roth 401(k) contributions) and employer contributions to the Plan are not subject to federal income withholding tax, but are taxable when withdrawn from the Plan unless rolled over to an individual retirement account or other eligible retirement plan.

All participants are entitled to elect their employee contribution to be on a pre-tax basis or as a Roth 401(k) contribution, subject to certain limitations under the IRC.
After one year of continuous service, Participants are eligible to receive Company matching contributions equal to 50% of the first 4% of eligible compensation contributed by the participant through elective deferrals to the Plan. In addition, the Company provides Retirement Contributions to the Plan for employees forty years of age and older, at percentages ranging from 1% to 2%, dependent on age. However, participants must be hired before January 1, 2005, participated in a Company defined benefit pension plan, and participating in the Plan during the contribution period to be eligible to receive the Company Retirement Contribution. Participants can elect to invest these contributions in any of the investment options available for employee contributions. Participants may not elect to invest more than 10% of Company contributions in the Goodyear Stock Fund.

Participants may transfer amounts attributable to employee or employer contributions from one fund to the other daily subject to compliance with applicable trading policies of the Plan. Participants may not hold more than 10% of the portion of their account balance attributable to Company contributions, immediately after a transfer of funds, in the Goodyear Stock Fund.

Participant Accounts
A variety of funds have been established for investment by participants of their accounts under the Plan. All fund accounts are valued by the Trustee at the close of business following each business day.

Interest and dividends (in funds other than the Goodyear Stock Fund) are automatically reinvested in each participant's respective accounts and reflected in the unit value of the fund which affects the value of the participants' accounts.

Participants may elect to receive cash dividends on the Goodyear stock held in their account. Such election results in a distribution to the participant. For the year ended December 31, 2025, total dividends paid on the Goodyear stock held were $0.

Plan Withdrawals and Distributions
Participants may take in-service distributions of vested amounts from their accounts if they:

•Attain the age of 59½, or
•Qualify for a financial hardship.

The Internal Revenue Service (“IRS”) issued regulations governing financial hardship. Under the IRS regulations, withdrawals are permitted for severe financial hardship.

Participant vested amounts are eligible to be paid upon retirement, death or other termination of employment.
All withdrawals and distributions are valued as of the end of the day they are processed, and may be subject to income tax upon receipt. Any non-vested Company contributions are forfeited and applied to reduce future Company contributions and Plan expenses. As of December 31, 2025 and 2024, the Plan had forfeiture credits of $181,542 and $651, respectively.

Notes Receivable from Participants
Eligible employees may borrow money from their participant accounts. The minimum amount that can be borrowed is $1,000. The maximum amount that can be borrowed is the lesser of $50,000 reduced by the highest outstanding balance of any notes during the preceding twelve-month period, or 50% of the participant's vested account balance. Participants may have up to two notes outstanding at any time. The interest rate charged is a fixed rate established at the time of the application based on prime plus one percent (7.75% at December 31, 2025 and 8.5% at December 31, 2024).

Repayments, with interest, are made through payroll deductions. If a note is not repaid when due, the outstanding balance is treated as a taxable distribution from the Plan.

Rollovers
Employees, Plan participants, or former Plan participants may transfer eligible cash distributions from any other employer sponsored plan qualified under Section 401 of the IRC into the Plan by a direct transfer from such other plan.

Expenses
Expenses of administering the Plan are paid partly by the Company and partly by the Commingled Trust. Trustee fees and brokerage commissions associated with the Goodyear Stock Fund are paid by the Company. Expenses related to the asset management of the investment funds and independent fiduciary of the Goodyear Stock Fund are paid from such funds which reduce the investment return reported and credited to participant accounts. Recordkeeping fees are paid from funds in which a participant invests.

The professional management program offered by Advised Assets Group, LLC., an affiliate of Great-West Financial, is available to all participants. This program provides personalized portfolio management for participants who elect to delegate their investment decisions about fund choices within the Plan to a professional manager. Participation in the program is paid solely by enrolled participants. The expenses reduce the investment return reported and credited to enrolled participant accounts.
Termination Provisions
The Company anticipates and believes that the Plan will continue without interruption, but reserves the right to discontinue the Plan. In the event of termination, the obligation of the Company to make further contributions ceases. All participants' accounts would then be fully vested with respect to Company contributions.